UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Jun 28,2002


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     CooperNeff Advisors, Inc.
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028-05262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Cathy Beckett
Title:    Chief Financial Officer
Phone:    610-491-1596
Signature ,Place, and Date of Signing:
CATHY BECKETT
KING OF PRUSSIA,PA
8/12/02


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:40
Form 13F Information Table Value Total:$117249782

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: CooperNeff Advisors Inc.          Period End Date: Jun 28,2002     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                                      Value     Shrs or   SH/ PUT/        Other
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ASMI 5 11/15/05                Fixed Income Sec   00207DAC6 1235      1085000            SOLE             1085000   0      0
ACXM 3.75% 02/09               Fixed Income Sec   005125AA7 2067      1783000            SOLE             1783000   0      0
AGERE 6.5 12/09                Fixed Income Sec   00845VAA8 1391      1395000            SOLE             1395000   0      0
A 3.00% 12/01/21               Fixed Income Sec   00846UAA9 3522      2790000            SOLE             2790000   0      0
A 3.00% 12/21                  Fixed Income Sec   00846UAB7 374       360000             SOLE             360000    0      0
AM CONV 144A 7.00% DUE 7/15/20 Fixed Income Sec   026375AH8 844       541000             SOLE             541000    0      0
CEPH 2.50% CONV 144A DUE 12/15 Fixed Income Sec   156708AD1 246       254000             SOLE             254000    0      0
CRL 3.50% 02/22                Fixed Income Sec   159863AK5 212       210000             SOLE             210000    0      0
CHRS 4.75% 06/12               Fixed Income Sec   161133AB9 1454      1440000            SOLE             1440000   0      0
CAL4.50 02/01/07               Fixed Income Sec   210795PD6 243       251000             SOLE             251000    0      0
EAGL 5 12/15/06                Fixed Income Sec   268484AA0 4687      3875000            SOLE             3875000   0      0
FCX 8.25% CONV 144A DUE 1/31/2 Fixed Income Sec   35671DAD7 2065      1412000            SOLE             1412000   0      0
FCX8.25 01/31/06               Fixed Income Sec   35671DAF2 1198      776000             SOLE             776000    0      0
GMT 7.5 02/01/07               Fixed Income Sec   361448AB9 3601      3070000            SOLE             3070000   0      0
GPS 5.75% 03/15/09             Fixed Income Sec   364760AH1 4137      3456000            SOLE             3456000   0      0
ICN6.5 07/15/08                Fixed Income Sec   448924AM2 1781      1620000            SOLE             1620000   0      0
IKN 5.00% 05/07                Fixed Income Sec   462230AA1 745       868000             SOLE             868000    0      0
LRW 6.25 6-15-07               Fixed Income Sec   505401AA7 310       310000             SOLE             310000    0      0
LII 6.25 06-01-09 144A CONV    Fixed Income Sec   526107AA5 977       864000             SOLE             864000    0      0
LOW 0.00% CONV DUE 2/16/2021   Fixed Income Sec   548661CF2 1549      1872000            SOLE             1872000   0      0
MRX 2.50% 06/32                Fixed Income Sec   584690AA9 4858      4820000            SOLE             4820000   0      0
NCOG GRP 4.75 04/15/06         Fixed Income Sec   628858AB8 748       720000             SOLE             720000    0      0
ORH4.375 6-15-22               Fixed Income Sec   67612WAA6 1088      1085000            SOLE             1085000   0      0
OCAS 5 03/19/22                Fixed Income Sec   677240AB9 4082      3600000            SOLE             3600000   0      0
OCAS 5.00 3-19-22              Fixed Income Sec   677240AC7 682       585000             SOLE             585000    0      0
JCP 5.00% 10/08                Fixed Income Sec   708160BV7 5549      5200000            SOLE             5200000   0      0
PRGX 4.75% 11/06               Fixed Income Sec   743168AA4 10159     5340000            SOLE             5340000   0      0
RDN 2.25 DUE 01-01-22          Fixed Income Sec   750236AE1 1784      1584000            SOLE             1584000   0      0
MARY 5.75 03/22                Fixed Income Sec   792228AA6 892       775000             SOLE             775000    0      0
MARY 5.75 03/22                Fixed Income Sec   792228AC2 368       310000             SOLE             310000    0      0
SKX 4.50% 04/07                Fixed Income Sec   830566AA3 1112      1068000            SOLE             1068000   0      0
SRZ 5.25 01/09                 Fixed Income Sec   86768KAD8 2153      2223000            SOLE             2223000   0      0
UHS 0.426% DUE 6/23/2020       Fixed Income Sec   913903AL4 1389      2170000            SOLE             2170000   0      0
VGR 6.25% CONV 144A DUE 7/15/2 Fixed Income Sec   92240MAA6 1458      1388000            SOLE             1388000   0      0
VGR 6.25% 07/15/08             Fixed Income Sec   92240MAC2 1839      1751000            SOLE             1751000   0      0
VENATOR GRP 144A 5.5 06/01/08  Fixed Income Sec   922944AA1 593       485000             SOLE             485000    0      0
XMSR 7.75% CONV DUE 3/1/2006   Fixed Income Sec   983759AA9 6210      4949000            SOLE             4949000   0      0
AccountsReceivable             Payables and Recv  9999USDAR 38195     38195104           SOLE             38195104  0      0
PROVIDENT FINANCIAL CONV PFD   Equities           74386X205 697       27900              SOLE             27900     0      0
TPK 4.5% CONV PRFD             Equities           89420G307 739       27900              SOLE             27900     0      0
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